Accounts Payable, Other Payables and Accruals	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable, Other Payables and Accruals
7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

6.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-